Investment in Sensible Medical	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Disclosure of Investment in Sensible Medical
10.	Investment in Sensible Medical
On January 24, 2019, the Company acquired a 9.36% equity interest (7.71% on a fully-diluted basis) in Sensible Medical Innovations Ltd. (“Sensible”), and concurrently entered into an exclusive marketing and distribution agreement with Sensible to market ReDS
™
in the United States. The Company acquired the rights for US$10,000 (CDN$13,351) plus US$68 (CDN$91) in directly attributable costs.
On completion of the transaction, the Company recorded the initial fair value assigned to the investment in Sensible Medical at $6,337 with the remainder attributed to the rights associated with the distribution agreement accounted for within intangible assets and ReDS
™
demonstration units which are recorded within property and equipment, $7,038 was recorded within intangible assets relating to the license acquired through the exclusive marketing and distribution agreement and $67 was recorded within property and equipment pertaining to ReDS
™
demonstration devices acquired as part of the agreement.
The Company made an irrevocable election at initial recognition to recognize changes in the fair value of the investment in Sensible Medial through other comprehensive income (loss), as this is a strategic investment, and the Company considers this classification to be more relevant. As noted above, the initial fair value assigned to the investment upon initial recognition was $6,337. During the year ended December 31, 2019, the Company recorded other comprehensive loss of $6,336 associated with the change in fair value of the investment in Sensible Medical. This resulted in a carrying value as at December 31, 2020 and 2019 of one dollar. The change in the fair value of the investment in Sensible Medical is as a result of uncertainties with ReDS
TM
being experienced in regards to the length of the sales cycle and uptake of the product with customers resulting in lower-than-expected amounts being paid to Sensible Medical under the exclusive marketing and distribution agreement. The Company did not record any other comprehensive income associated with the change in fair value of the investment in Sensible Medical during the year ended December 31, 2021 or 2020.
The license was being amortized over the term of the license agreement which was equal to ten years. During the year ended December 31, 2019, amortization of $641 was recorded within cost of goods sold. The Company recorded a write-down
of intangible assets related to the ReDS
TM
license during the year ended December 31, 2019 totaling $6,321. The Company did not record any amortization for the year ended December 31, 2021 or 2020 in relation to the ReDS
TM
license as it was fully impaired.
On August 19, 2020, the Company announced the termination of the marketing and distribution agreement with Sensible for the marketing of the ReDS
TM
in the United States. In connection with the termination, Sensible and the Company have entered into a transition agreement which provides additional compensation to the Company for sales to customer leads provided by Medicure.
The exclusive marketing and distribution agreement with Sensible included a period of co-exclusivity,
whereby Sensible may sell, market, and distribute products directly to customers in select states of the United States using its own sales force. The Company is currently eligible to receive 20% of the revenue earned by Sensible from such sales during the co-exclusivity
period, and may be eligible to receive up to 35% of the revenue earned by Sensible upon certain conditions being met. During the year ended December 31, 2021, the Company recorded revenue of nil (2020—$89 and 2019—$289) relating to amounts payable from Sensible from sales made by their sales force under the exclusive marketing and distribution agreement.